HARRIS ASSOCIATES LARGE CAP VALUE FUND
  IXIS U.S. DIVERSIFIED PORTFOLIO (FORMERLY NAMED CDC NVEST STAR ADVISERS FUND)
                                  (THE "FUNDS")

Supplement  dated June 28, 2005 to the IXIS Advisors  Equity Funds  Statement of
Additional Information - Part I dated May 1, 2005, as may be revised and supplemented from time to time

THE SUB-SECTION "ADVISORY FEES" WITHIN THE SECTION "FUND CHARGES AND EXPENSES" IS REVISED AS FOLLOWS WITH REGARD TO THE IXIS U.S. DIVERSIFIED PORTFOLIO:

                                          DATE OF               ADVISORY FEE PAYABLE BY FUND TO IXIS ADVISORS
FUND                                     AGREEMENT             (AS A % OF AVERAGE DAILY NET ASSETS OF THE FUND)
------------------------------------    -------------    -------------------------------------------------------------
IXIS U.S. Diversified Portfolio           10/30/00           0.90%  of the first $1 billion
                                         as amended          0.80%  of amounts in excess of $1 billion
                                          through
                                         07/01/052

     2 Prior to July 1, 2005, the advisory fee payable by IXIS U.S. Diversified Portfolio to IXIS Advisors was 1.05% of the first $750 million of the average daily net assets of the Fund and 0.95% of such assets in excess of $750 million.

EFFECTIVE JULY 1, 2005, THE SUB-SECTION "SUBADVISORY FEES" WITHIN THE SECTION "FUND CHARGES AND EXPENSES" IS REVISED AS FOLLOWS WITH REGARD TO THE HARRIS ASSOCIATES LARGE CAP VALUE FUND AND IXIS U.S. DIVERSIFIED PORTFOLIO:

                                                    DATE OF
                                                  SUBADVISORY                  SUBADVISORY FEE PAYABLE TO SUBADVISER
FUND                         SUBADVISER            AGREEMENT             (AS A % OF AVERAGE DAILY NET ASSETS OF THE FUND)
-----------------------    ---------------     ------------------     --------------------------------------------------------
Harris Associates          Harris                 10/29/02 as         0.45%           of the first $250 million
Large Cap Value Fund       Associates           amended through       0.40%           of amounts in excess of $250 million
                                                   07/01/054

IXIS U.S. Diversified      Harris                 10/30/00 as         0.45%           of the first $250 million
Portfolio                  Associates           amended through       0.40%           of amounts in excess of $250 million
                                                   07/01/052

                           Loomis Sayles          05/18/01 as         0.50%           of the first $250 million
                           -                    amended through       0.45%           of amounts in excess of $250 million
                           Mid Cap                 07/01/052
                           Growth Segment
                                                  10/30/00 as
                           Loomis Sayles        amended through       0.50%           of the first $250 million
                           -                       07/01/052          0.45%           of amounts in excess of $250 million
                           Small Cap
                           Value Segment

                           Mercury                09/01/01 as         0.45%           of the first $250 million
                                                 amended through      0.40%           of amounts in excess of $250 million
                                                  07/01/052

     2. Prior to July 1, 2005, the subadvisory fee payable to Harris Associates for managing its segment of the Fund was 0.65% of the first $50 million of the average daily net assets of the Fund, 0.60% of the next $50 million, 0.55% of the next $400 million, and 0.50% of assets in excess of $500 million. Prior to July 1, 2005, the subadvisory fee payable to Loomis Sayles for managing the Mid Cap Growth segment of the Fund was 0.55% of the first $50 million of the average daily net assets of the Fund, 0.50% of the next $450 million and 0.475% of assets in excess of $500 million. Prior to July 1, 2005, the subadvisory fee payable to Loomis Sayles for managing the Small Cap Value segment of the Fund was 0.55% of the first $50 million of the average daily net assets of the Fund, 0.50% of the next $250 million , 0.475% of the next $250 million, and 0.45% of assets in excess of $550 million. Prior to July 1, 2005, the subadvisory fee payable to Mercury for managing its segment of the Fund was 0.55% of the first $300 million of the average daily net assets of the Fund and 0.50% of assets in excess of $300 million.

     4 Prior to July 1, 2005, the subadvisory fee payable by IXIS Advisors to Harris Associates was 0.45% of the first $250 million of the average daily net assets of the Fund, 0.40% of the next $250 million, and 0.35% of assets in excess of $500 million.

                                                                      SP267-0605

                        LOOMIS SAYLES CORE PLUS BOND FUND
                         LOOMIS SAYLES HIGH INCOME FUND
                LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND
                       LOOMIS SAYLES STRATEGIC INCOME FUND

     Supplement dated June 28, 2005 to the IXIS Advisor Income and Tax Free Income Funds Statement of Additional Information - Part I dated February 1, 2005 as revised May 1, 2005, as supplemented from time to time

EFFECTIVE JULY 1, 2005, THE SUB-SECTION "ADVISORY FEES" WITHIN THE SECTION "FUND CHARGES AND EXPENSES" IS REVISED AS FOLLOWS WITH REGARD TO THE LOOMIS SAYLES STRATEGIC INCOME FUND:

                                          DATE OF               ADVISORY FEE PAYABLE BY FUND TO IXIS ADVISORS
FUND                                     AGREEMENT             (AS A % OF AVERAGE DAILY NET ASSETS OF THE FUND)
------------------------------------    -------------    -------------------------------------------------------------
Strategic Income Fund                     09/12/03           0.65%  of the first $200 million
                                         as amended          0.60%  of the next $1.8 billion
                                        07/01/05***          0.55%  of amounts in excess of $2 billion

     *** - Prior to July 1, 2005, the advisory fee was 0.65% of the first $200 million of the average daily net assets of the Fund and 0.60% of such assets in excess of $250 million.


EFFECTIVE JULY 1, 2005, THE TABLE REGARDING EXPENSE LIMITATIONS IN THE SUB-SECTION "ADVISORY FEES" WITHIN THE SECTION "FUND CHARGES AND EXPENSES" IS REVISED AS FOLLOWS WITH REGARD TO THE LOOMIS SAYLES CORE PLUS BOND FUND, LOOMIS SAYLES HIGH INCOME FUND AND LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND:

FUND                                                    EXPENSE LIMIT          DATE OF UNDERTAKING
----------------------------------------------------    -------------------    --------------------------
Core Plus Bond Fund                                                            July 1, 2005
     Class A                                            1.05%
     Class B                                            1.80%
     Class C                                            1.80%
     Class Y                                            0.80%

High Income Fund                                                               July 1, 2005
     Class A                                            1.45%
     Class B                                            2.20%
     Class C                                            2.20%

Massachusetts Fund                                                             July 1, 2005
     Class A                                            1.15%
     Class B                                            1.90%

The undertaking with respect to the Funds is in effect through January 31, 2006 and will be reevaluated on an annual basis.






                                                                      SP268-0605

 SUPPLEMENT DATED JUNE 28, 2005 TO THE STATEMENT OF ADDITIONAL INFORMATION
                               - PART II FOR IXIS
  ADVISOR FUNDS TRUST I, IXIS ADVISOR FUNDS TRUST II AND LOOMIS SAYLES FUNDS II DATED FEBRUARY 1, 2005, AS REVISED ON MAY 1, 2005, AND AS MAY BE SUPPLEMENTED
                                FROM TIME TO TIME


                        DISCLOSURE RELATING TO ALL FUNDS

ITEM (2) WITHIN THE SECTION "PORTFOLIO HOLDINGS INFORMATION" IS AMENDED AND RESTATED AS FOLLOWS:

(2) Disclosure to firms offering industry-wide services, provided that the firm has entered into a confidentiality agreement with the Funds, their principal underwriter or an affiliate of the Funds' principal underwriter. Entities that receive information pursuant to this exception include Bloomberg (monthly disclosure of full portfolio holdings, provided 25 days after month-end); Lipper (monthly disclosure of full portfolio holdings, provided 5 days after month-end); Standard & Poors (quarterly disclosure of full holdings, provided 2 days after calendar quarter-end); and Vestek (daily disclosure of full portfolio holdings, provided the next business day);

               DISCLOSURE RELATING TO LOOMIS SAYLES RESEARCH FUND

EFFECTIVE JULY 1, 2005, THE FOLLOWING INFORMATION IS ADDED TO THE SUB-SECTION "PORTFOLIO MANAGERS' MANAGEMENT OF OTHER ACCOUNTS" WITHIN THE SECTION "PORTFOLIO MANAGEMENT INFORMATION" WITH RESPECT TO THE LOOMIS SAYLES RESEARCH FUND:

The following table provides information relating to other accounts managed by Brian James and Maureen G. Depp as of May 31, 2005.

---------------------------- ---------------------------------- ---------------------------------- ---------------------------------
                              REGISTERED INVESTMENT COMPANIES   OTHER POOLED INVESTMENT VEHICLES            OTHER ACCOUNTS
---------------------------- ---------------------------------- ---------------------------------- ---------------------------------
---------------------------- ---------------- ----------------- ----------------- ---------------- ----------------- ---------------
                                              ADVISORY FEE IS                      ADVISORY FEE                       ADVISORY FEE
                             OTHER ACCOUNTS       BASED ON       OTHER ACCOUNTS     IS BASED ON     OTHER ACCOUNTS     IS BASED ON
                                 MANAGED        PERFORMANCE         MANAGED         PERFORMANCE        MANAGED         PERFORMANCE
---------------------------- ---------------- ----------------- ----------------- ---------------- ----------------- ---------------
---------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- -------
NAME OF PORTFOLIO MANAGER    # OF     TOTAL   # OF      TOTAL   # OF      TOTAL   # OF     TOTAL   # OF      TOTAL   # OF     TOTAL
(FIRM)                       ACCTS   ASSETS    ACCTS   ASSETS    ACCTS   ASSETS   ACCTS   ASSETS   ACCTS    ASSETS   ACCTS   ASSETS
---------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- -------
---------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- -------
Brian James (Loomis Sayles)  0       0        0        0        0        0        0       0        8        $2.18    0       0
                                                                                                            mil
---------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- -------
---------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- -------
Maureen G. Depp (Loomis      0       0        0        0        0        0        0       0        6        $1.734   0       0
Sayles)                                                                                                     mil
---------------------------- ------- -------- -------- -------- -------- -------- ------- -------- -------- -------- ------- -------


EFFECTIVE JULY 1, 2005, THE FOLLOWING INFORMATION IS ADDED TO THE SUB-SECTION "PORTFOLIO MANAGERS' OWNERSHIP OF FUND SHARES" WITHIN THE SECTION "PORTFOLIO MANAGEMENT INFORMATION" WITH RESPECT TO THE LOOMIS SAYLES RESEARCH FUND:

The following table sets forth the dollar range* of equity securities of the Fund beneficially owned by Brian James and Maureen G. Depp as of May 31, 2005:

NAME OF PORTFOLIO MANAGER         FUND(S) MANAGED                 DOLLAR RANGE OF EQUITY SECURITIES
                                                                  INVESTED
Brian James                       Loomis Sayles Research Fund                     F
Maureen G. Depp                   Loomis Sayles Research Fund                     A

*  A. None                        E. $100,001 - $500,000
   B. $1 - 10,000                 F. $500,001 - $1,000,000
   C. $10,001 - $50,000           G. over $1,000,000
   D. $50,001 - $100,000



                                                                      SP270-0605

                        LOOMIS SAYLES CORE PLUS BOND FUND
                                  (the "Fund")

Supplement dated June 27, 2005 to the IXIS Advisor Income and Tax Free Income Funds Class Y Prospectus dated February 1, 2005, as may be revised and supplemented from time to time

On May 20, 2005, the Board of Trustees of the IXIS Advisor Funds approved the agreement of Loomis, Sayles & Company, L.P. ("Loomis Sayles") to waive a portion of its advisory fee to limit the amount of the Loomis Sayles Core Plus Bond Fund's total annual fund operating expenses to 0.80% of the Fund's average daily net assets for Class Y, effective July 1, 2005 through January 31, 2006.

EFFECTIVE JULY 1, 2005, THE ANNUAL FUND OPERATING EXPENSES TABLE AND THE EXAMPLE TABLE WITHIN THE SECTION"FUND FEES & EXPENSES" OF THE IXIS ADVISOR INCOME AND TAX FREE INCOME FUNDS CLASS Y PROSPECTUS ARE AMENDED AND RESTATED AS FOLLOWS WITH RESPECT TO THE LOOMIS SAYLES CORE PLUS BOND FUND:

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

-------------------------------- ------------------------------
                                        CORE PLUS BOND
                                            FUND*1
-------------------------------- ------------------------------
-------------------------------- ------------------------------
                                            CLASS Y
-------------------------------- ------------------------------
-------------------------------- ------------------------------
Management fees                              0.42%
-------------------------------- ------------------------------
-------------------------------- ------------------------------
Distribution and/or service
(12b-1) fees                                 0.00%
-------------------------------- ------------------------------
-------------------------------- ------------------------------
Other expenses+                              0.56%
-------------------------------- ------------------------------
-------------------------------- ------------------------------
Total annual fund operating                  0.98%
expenses
-------------------------------- ------------------------------
-------------------------------- ------------------------------
Fee Waiver and/or Expense                    0.18%
Reimbursement
-------------------------------- ------------------------------
-------------------------------- ------------------------------
Net Expenses                                 0.80%
-------------------------------- ------------------------------

* Expense information in the table has been restated to reflect current fees and expenses.

+ Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective January 1, 2005.

1 Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 0.80% of the Fund's average daily net assets for Class Y. This undertaking is in effect through January 31,, 2006 and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

EXAMPLE*

---------------- ---------------------------------------------------
                                CORE PLUS BOND FUND
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
                                      CLASS Y+
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
1 year                                  $82
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
3 years                                 $294
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
5 years                                 $524
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
10 years                               $1,185
---------------- ---------------------------------------------------

     + Reflects  current  fees and  expenses.

     * The example is based on the net expense shown above for the Core Plus Bond Fund for the 1-year period illustrated in the Example and on the total annual fund operating expenses for the remaining years.

                                                                      SP262-0605